Average Annual Total Returns - CLASS AAA	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	11.30%	6.79%	6.36%
Standard & Poor’s (“S&P”) 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%